Consolidated Balance Sheets - USD ($)		Sep. 30, 2023	Sep. 30, 2022
Current assets
Cash and cash equivalents		$ 1,107,480	$ 3,686,391
Accounts receivable, net		2,011,047	2,164,213
Inventories, net		679,732	339,855
Deferred offering costs		1,076,253
Deposits paid to media platforms		3,717,773
Prepaid expenses and other current asset, net		1,053,687	899,530
Total current assets		9,645,972	7,124,541
Non-current assets
Long-term investment			145,447
Property and equipment, net		158,642	1,753,012
Deferred tax assets		149,129
Right-of-use assets, net		624,945
Other non-current assets		54,825	56,231
Total non-current assets		987,541	1,954,690
TOTAL ASSETS		10,633,513	9,079,231
Current liabilities
Accounts payable		1,142,667	518,320
Accrued expenses and other current liabilities		309,986	296,037
Short-term debts			103,649
Current portion of long-term debts		535,226	585,630
Contract liabilities		530,488	445,808
Lease liabilities - current		187,214
Income tax payable		581,235	467,638
Total current liabilities		4,700,420	3,690,914
Non-current liabilities
Long-term debts		1,996,326	2,653,764
Lease liabilities - noncurrent		439,854
Total non-current liabilities		2,436,180	2,653,764
Total liabilities		7,136,600	6,344,678
Commitments and contingencies (Note 19)
Shareholders’ equity
Ordinary shares (par value of US$0.00025 per share; 200,000,000 ordinary shares authorized, 20,000,000 ordinary shares issued and outstanding as of September 30, 2023 and 2022, respectively)*	[1]	5,000	5,000
Additional paid in capital		1,549,913	119,301
Statutory reserve		11,348
Retained earnings		2,052,553	2,716,629
Accumulated other comprehensive loss		(121,901)	(106,377)
Total shareholders’ equity		3,496,913	2,734,553
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		10,633,513	9,079,231
Related Party
Current assets
Amounts due from related parties			34,552
Current liabilities
Amounts due to related parties		$ 1,413,604	$ 1,273,832

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 (Note 14).